Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultrashort Duration Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is total return consistent with current income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Bond Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Bond Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 59% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Ultrashort Duration Bond Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Bond Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Bond Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The overall strategy of the Ultrashort Duration Bond Portfolio is to invest in investment-grade corporate debt securities, asset-backed securities, and non-government mortgage-backed securities, in addition to U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises). The Portfolio’s investment advisor, Merganser Capital Management, LLC (the “Advisor” or “Merganser”), seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sector that the Advisor expects to offer the best balance between total return and risk.

Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Because the Portfolio refers to fixed-income securities in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. It is possible to lose money by investing in the Ultrashort Duration Bond Portfolio. The primary factors that may reduce the Portfolio’s returns include:

•                  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•                  Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

•                  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

•                  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•                  Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

•                  Liquidity Risk. The collateralized mortgage obligations (CMOs) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

•                  Risks related to the Mortgage Finance and Credit Markets. There have been a variety of adverse developments associated with these markets, including, without limitation, volatile market conditions for mortgages and mortgage-related assets, and the broader financial markets, as well as various government actions and programs, which present additional risks for the Portfolio.

•                  Risks Associated with Noninvestment-Grade Securities. The Portfolio may hold securities that were investment grade at the time of purchase but are subsequently rated below investment grade, which may be subject to greater economic, interest rate, credit and liquidity risks than investment-grade securities.

•                  Risks Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Portfolio’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Ultrashort Duration Bond Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the annual return and performance of the Ultrashort Duration Bond Portfolio, and give some indication of the risks of an investment in the Portfolio by comparing the Portfolio’s performance with a broad measure of market performance. The bar chart shows the performance of this Portfolio for the first full year. The bar chart and table assume reinvestment of dividends and distributions.  The past performance of the Ultrashort Duration Bond Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling (800) 621-9215.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the annual return and performance of the Ultrashort Duration Bond Portfolio, and give some indication of the risks of an investment in the Portfolio by comparing the Portfolio’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 621-9215
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Ultrashort Duration Bond Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ultrashort Duration Bond Portfolio Annual Total Return for year ended December 31, 2014 Annual Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the year shown in the bar chart, the highest quarterly return for the Ultrashort Duration Bond Portfolio was 0.22% (for the quarter ended March 31, 2014) and the lowest quarterly return was -0.09% (for the quarter ending June 30, 2013).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014):
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Bank of America Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.25%
Ultrashort Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	131
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	536
Annual Return 2013	rr_AnnualReturn2013	0.28%
Annual Return 2014	rr_AnnualReturn2014	0.28%
1 Year	rr_AverageAnnualReturnYear01	0.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.48%
Ultrashort Duration Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.23%
Ultrashort Duration Bond Portfolio | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.26%

[1]	As described under "Management of the Portfolios - Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Ultrashort Duration Bond Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2016 but it cannot be assured that Investment Advisor or the Administrator will agree to such continuance. The Administrator (but not the Advisor) is entitled to recover certain fees waived and expenses reimbursed under certain circumstances. No recovery will occur except to the extent the Portfolio's expenses, together with the amount recovered, do not exceed the applicable expense limitation.